Federated Clover Small Value Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—5.0%
228,800	[1]	Gray Television, Inc.	$ 3,750,032
37,550		Nexstar Media Group, Inc., Class A	3,792,550
422,700	[1]	Orbcomm, Inc.	3,064,575
575,275	[1]	Vonage Holdings Corp.	6,517,866
		TOTAL	17,125,023
		Consumer Discretionary—7.4%
80,450	[1]	Adtalem Global Education, Inc.	3,624,273
388,800	[1]	American Axle & Manufacturing Holdings, Inc.	4,961,088
93,225	[1]	Asbury Automotive Group, Inc.	7,862,596
12,600	[1]	Helen of Troy Ltd.	1,645,434
73,775	[1]	LGI Homes, Inc.	5,269,748
226,200	[1]	Michaels COS, Inc.	1,967,940
		TOTAL	25,331,079
		Consumer Staples—3.6%
276,950		Cott Corp.	3,697,282
356,425	[1]	Hostess Brands, Inc.	5,146,777
89,300	[1]	Performance Food Group Co.	3,574,679
		TOTAL	12,418,738
		Energy—6.2%
601,050	[1]	Callon Petroleum Corp.	3,960,919
100,775		Golar LNG Ltd.	1,862,322
443,100	[1]	Helix Energy Solutions Group, Inc.	3,823,953
555,425	[1]	HighPoint Resources Corp.	1,010,874
174,275		PBF Energy, Inc.	5,454,807
329,975	[1]	Ring Energy, Inc.	1,072,419
663,950	[1]	SRC Energy, Inc.	3,293,192
57,225		US Silica Holdings, Inc.	731,908
		TOTAL	21,210,394
		Financials—30.0%
90,550		Ameris Bancorp	3,548,655
89,346		Argo Group International Holdings Ltd.	6,616,071
167,175		BancorpSouth Bank	4,854,762
91,189		Chemical Financial Corp.	3,748,780
303,325	[1]	Cowen Group, Inc.	5,214,157
534,825		FGL Holdings	4,492,530
459,675		First BanCorp	5,074,812
315,275		First Commonwealth Financial Corp.	4,246,754
239,425		First Interstate BancSystem, Inc., Class A	9,483,624
73,975		First Midwest Bancorp, Inc.	1,514,268
277,950		Hancock Whitney Corp.	11,134,677
133,425		Heritage Insurance Holdings, Inc.	2,056,079
103,250		Iberiabank Corp.	7,831,513
518,625		Invesco Mortgage Capital, Inc.	8,360,235
203,475	[1]	MGIC Investment Corp.	2,673,662
321,625		Radian Group, Inc.	7,349,131
132,050		WSFS Financial Corp.	5,453,665
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
130,850		Wintrust Financial Corp.	$ 9,572,986
		TOTAL	103,226,361
		Health Care—3.2%
63,475	[1]	Avanos Medical, Inc.	2,768,145
38,625	[1]	Emergent BioSolutions, Inc.	1,865,974
156,775	[1]	Horizon Therapeutics PLC	3,772,006
90,016	[1]	Wright Medical Group, N.V.	2,684,277
		TOTAL	11,090,402
		Industrials—9.5%
128,950		Altra Holdings, Inc.	4,626,726
23,650	[1]	Atlas Air Worldwide Holdings, Inc.	1,055,736
60,950	[1]	Casella Waste Systems, Inc.	2,415,449
71,425	[1]	Colfax Corp.	2,002,043
54,825		Hyster-Yale Materials Handling, Inc.	3,029,629
54,500		MOOG, Inc., Class A	5,101,745
281,275	[1]	Rexnord Corp.	8,500,130
125,000	[1]	SPX Corp.	4,127,500
36,075	[1]	Spirit Airlines, Inc.	1,721,860
		TOTAL	32,580,818
		Information Technology—12.3%
90,075	[1]	Insight Enterprises, Inc.	5,242,365
236,325		Kemet Corp.	4,445,273
25,925	[1]	Lumentum Holdings, Inc.	1,384,654
213,100	[1]	Nuance Communications, Inc.	3,403,207
197,875	[1]	Perficient, Inc.	6,791,070
429,575		Presidio, Inc.	5,872,291
69,125		Synnex Corp.	6,801,900
140,475	[1]	WNS Holdings Ltd., ADR	8,316,120
		TOTAL	42,256,880
		Materials—5.1%
41,150		Ashland Global Holdings, Inc.	3,290,765
85,150	[1]	Berry Global Group, Inc.	4,478,038
213,850		Cleveland-Cliffs, Inc.	2,281,780
302,325	[1]	Constellium NV	3,035,343
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
171,450		Louisiana-Pacific Corp.	4,495,419
		TOTAL	17,581,345
		Real Estate—10.4%
190,800		American Assets Trust, Inc.	8,990,496
136,050		Chesapeake Lodging Trust	3,866,541
86,490		Cousins Properties, Inc.	3,128,344
360,975		Easterly Government Properties, Inc.	6,537,257
219,150		Healthcare Realty Trust, Inc.	6,863,778
688,325		Lexington Realty Trust	6,477,138
		TOTAL	35,863,554
		Utilities—5.2%
93,775		Allete, Inc.	7,803,018
122,475		Spire, Inc.	10,278,102
		TOTAL	18,081,120
		TOTAL COMMON STOCKS (IDENTIFIED COST $313,880,934)	336,765,714
2

Shares		Value
	INVESTMENT COMPANY—2.2%
7,397,357	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[3] (IDENTIFIED COST $7,399,838)	$ 7,399,577
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $321,280,772)	344,165,291
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(300,604)
	TOTAL NET ASSETS—100%	$ 343,864,687
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2018	12,527,833
Purchases/Additions	172,299,326
Sales/Reductions	(177,429,802)
Balance of Shares Held 6/30/2019	7,397,357
Value	$ 7,399,577
Change in Unrealized Appreciation/Depreciation	$ (1,540)
Net Realized Gain/(Loss)	$ 3,606
Dividend Income	$ 180,307
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of
3

certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$321,512,460	$—	$ 0	$321,512,460
International	15,253,254	—	—	15,253,254
Investment Company	7,399,577	—	—	7,399,577
TOTAL SECURITIES	$344,165,291	$—	$ 0	$344,165,291
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4

Federated Prudent Bear Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—25.8%
		Communication Services—1.7%
600	[1]	Alphabet, Inc., Class A	$ 649,680
4,000	[1]	Facebook, Inc.	772,000
10,000	[1]	Twitter, Inc.	349,000
15,000		Verizon Communications, Inc.	856,950
		TOTAL	2,627,630
		Consumer Discretionary—3.2%
800	[1]	AutoZone, Inc.	879,576
5,000		Darden Restaurants, Inc.	608,650
25,000	[1]	Greenlane Holdings, Inc.	239,750
26,000		Pulte Group, Inc.	822,120
7,000		Ross Stores, Inc.	693,840
9,500		Starbucks Corp.	796,385
12,000		TJX Cos., Inc.	634,560
10,000	[1]	The RealReal, Inc.	289,000
		TOTAL	4,963,881
		Consumer Staples—2.3%
14,400		Philip Morris International, Inc.	1,130,832
8,000		Procter & Gamble Co.	877,200
10,000		Sysco Corp.	707,200
8,000		WalMart, Inc.	883,920
		TOTAL	3,599,152
		Energy—0.8%
7,000		Chevron Corp.	871,080
7,000		ConocoPhillips	427,000
		TOTAL	1,298,080
		Financials—1.4%
20,000		Ally Financial, Inc.	619,800
8,000		CIT Group Holdings, Inc.	420,320
7,000		Discover Financial Services	543,130
18,000		Synchrony Financial	624,060
		TOTAL	2,207,310
		Health Care—5.0%
5,000	[1]	Adaptive Biotechnologies Corp.	241,500
4,600		Amgen, Inc.	847,688
3,000	[1]	Biogen, Inc.	701,610
5,000	[1]	Bridgebio Pharma, Inc.	134,850
40,000	[1]	Change Healthcare, Inc.	584,000
10,000		Gilead Sciences, Inc.	675,600
5,000	[1]	Incyte Genomics, Inc.	424,800
6,000	[1]	Jazz Pharmaceuticals PLC.	855,360
15,600		Merck & Co., Inc.	1,308,060
15,000	[1]	Personalis, Inc.	407,250
1,600	[1]	Regeneron Pharmaceuticals, Inc.	500,800
15,000	[1]	Stoke Therapeutics, Inc.	437,550

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
4,000	[1]	Veeva Systems, Inc.	$ 648,440
		TOTAL	7,767,508
		Industrials—2.1%
2,200		Boeing Co.	800,822
8,000		Delta Air Lines, Inc.	454,000
20,000	[1]	Parsons Corp.	737,200
16,000		Southwest Airlines Co.	812,480
4,000	[1]	United Rentals, Inc.	530,520
		TOTAL	3,335,022
		Information Technology—5.1%
3,000		Accenture PLC	554,310
6,000	[1]	Akamai Technologies, Inc.	480,840
4,000		Apple, Inc.	791,680
2,600		Broadcom, Inc.	748,436
25,000	[1]	Cambium Networks Corp.	239,750
3,500	[1]	Check Point Software Technologies Ltd.	404,635
12,000		Cisco Systems, Inc.	656,760
10,000	[1]	Fortinet, Inc.	768,300
15,000		Intel Corp.	718,050
2,000		Intuit, Inc.	522,660
6,600		Microsoft Corp.	884,136
7,000		Oracle Corp.	398,790
6,700	[1]	PayPal, Inc.	766,882
		TOTAL	7,935,229
		Materials—0.8%
9,000		Domtar, Corp.	400,770
24,000		Newmont Goldcorp Corp.	923,280
		TOTAL	1,324,050
		Real Estate—1.8%
11,000		EPR PPTYS	820,490
15,000		Lamar Advertising Co.	1,210,650
4,600		Simon Property Group, Inc.	734,896
		TOTAL	2,766,036
		Utilities—1.6%
24,800		Exelon Corp.	1,188,912
10,000		OGE Energy Corp.	425,600
16,000		Southern Co.	884,480
		TOTAL	2,498,992
		TOTAL COMMON STOCKS (IDENTIFIED COST $38,460,536)	40,322,890
		PURCHASED PUT OPTIONS—0.7%
800		SPDR S&P 500 ETF Trust, Notional Amount $23,440,000, Exercise Price $230.00, Expiration Date 1/17/2020	128,400
800		SPDR S&P 500 ETF Trust, Notional Amount $23,440,000, Exercise Price $250.00, Expiration Date 1/17/2020	248,000
800		SPDR S&P 500 ETF Trust, Notional Amount $23,440,000, Exercise Price $270.00, Expiration Date 1/17/2020	466,400
300		SPDR S&P 500 ETF Trust, Notional Amount $8,790,000, Exercise Price $290.00, Expiration Date 1/17/2020	319,050
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,915,168)	1,161,850

Shares, Contracts or Principal Amount			Value
		U.S. TREASURIES—33.8%
		U.S. Treasury Bills—6.4%
$ 10,000,000	[2]	United States Treasury Bills, 2.468%, 1/30/2020	$ 9,887,583
		U.S. Treasury Notes—27.4%
43,000,000	[3]	United States Treasury Note, 1.375%, 1/15/2020	42,835,560
		TOTAL U.S. TREASURIES (IDENTIFIED COST $52,694,333)	52,723,143
		INVESTMENT COMPANY—40.5%
63,192,277		Federated Government Obligations Fund, Premier Shares, 2.30%[4] (IDENTIFIED COST $63,192,277)	63,192,277
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $157,262,314)	157,400,160
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(1,174,982)
		TOTAL NET ASSETS—100%	$ 156,225,178
SECURITIES SOLD SHORT—(65.6)%
Shares		Value
	Broad Equity Index—(40.1)%
213,900	S&P Depositary Receipts Trust	$ 62,672,700
	Communication Services—(2.1)%
16,900	Activision Blizzard, Inc.	797,680
2,250	NetFlix, Inc.	826,470
67,000	News Corp., Inc.	903,830
17,500	Zillow Group, Inc.	811,825
	TOTAL	3,339,805
	Consumer Discretionary—(2.5)%
6,300	Grand Canyon Education, Inc.	737,226
10,800	Hyatt Hotels Corp.	822,204
29,500	LKQ Corp.	784,995
6,000	Marriott International, Inc., Class A	841,740
8,500	Tiffany & Co.	795,940
	TOTAL	3,982,105
	Consumer Staples—(2.5)%
19,600	Archer-Daniels-Midland Co.	799,680
19,000	Hormel Foods Corp.	770,260
14,500	Kellogg Co.	776,765
27,800	Keurig Dr Pepper, Inc.	803,420
26,000	Kraft Heinz Co./The	807,040
	TOTAL	3,957,165
	Energy—(2.2)%
34,000	Baker Hughes a GE Co. LLC	837,420
10,500	Exxon Mobil Corp.	804,615
37,000	National Oilwell Varco, Inc.	822,510
34,800	TechnipFMC PLC	902,712
	TOTAL	3,367,257
	Financials—(2.6)%
18,500	Bank of New York Mellon Corp.	816,775
3,800	Berkshire Hathaway, Inc.	810,046
8,600	First Republic Bank	839,790
710	Markel Corp.	773,616

Shares		Value
	Financials—continued
15,000	State Street Corp.	$ 840,900
	TOTAL	4,081,127
	Health Care—(2.6)%
19,000	Boston Scientific Corp.	816,620
24,300	Elanco Animal Health, Inc.	821,340
3,300	ICU Medical, Inc.	831,303
6,500	Insulet Corp.	775,970
1,540	Intuitive Surgical, Inc.	807,807
	TOTAL	4,053,040
	Industrials—(2.7)%
4,900	Deere & Co.	811,979
6,100	Equifax, Inc.	824,964
11,500	TransUnion	845,365
11,500	Wabtec Corp.	825,240
10,000	Xylem, Inc.	836,400
	TOTAL	4,143,948
	Information Technology—(5.2)%
8,300	Amphenol Corp., Class A	796,302
17,000	Ceridian HCM Holding, Inc.	853,400
12,500	First Solar, Inc.	821,000
8,800	Fiserv, Inc.	802,208
8,000	Guidewire Software, Inc.	811,040
30,000	Juniper Networks, Inc.	798,900
33,000	Marvell Technology Group Ltd.	787,710
8,700	PTC, Inc.	780,912
6,700	Splunk, Inc.	842,525
6,400	Synopsys, Inc.	823,616
	TOTAL	8,117,613
	Materials—(1.0)%
6,500	Aptargroup, Inc.	808,210
5,200	International Flavors & Fragrances, Inc.	754,468
	TOTAL	1,562,678
	Real Estate—(1.0)%
5,200	Alexandria Real Estate Equities, Inc.	733,668
9,400	WP Carey, Inc.	763,092
	TOTAL	1,496,760
	Utilities—(1.1)%
9,600	Duke Energy Corp.	847,104
28,000	NiSource, Inc.	806,400
	TOTAL	1,653,504
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $92,386,824)	102,427,702

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated fund holdings and affiliated companies during the period ended June 30, 2019, were as follows:
	Affiliated Fund Holding	Affiliated Company
	Federated Government Obligations Fund, Premier Shares	Greenlane Holdings, Inc.
Balance of Shares Held 9/30/2018	43,754,068	—
Purchases/Additions	246,013,472	25,000
Sales/Reductions	(226,575,263)	—
Balance of Shares Held 6/30/2019	63,192,277	25,000
Value	$ 63,192,277	$ 239,750
Change in Unrealized Appreciation/Depreciation	N/A	$(175,100)
Net Realized Gain/(Loss)	N/A	$ —
Dividend Income	$ 802,952	$ —
At June 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	500	$73,605,000	September 2019	$(1,146,625)
The average notional value of short futures contracts held by the Fund throughout the period was $67,333,953. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $71,010 and $937,420, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 38,268,835	$ —	$—	$ 38,268,835
International	2,054,055	—	—	2,054,055
Debt Securities:
U.S. Treasuries	—	52,723,143	—	52,723,143
Purchased Put Options	1,161,850	—	—	1,161,850
Investment Company	63,192,277	—	—	63,192,277
TOTAL SECURITIES	$ 104,677,017	$52,723,143	$—	$ 157,400,160
Other Financial Instruments
Assets
Securities Sold Short	$ —	$ —	$—	$ —
Futures Contracts	—	—	—	—
Liabilities
Securities Sold Short	(102,427,702)	—	—	(102,427,702)
Futures Contracts	(1,146,625)	—	—	(1,146,625)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(103,574,327)	$ —	$—	$(103,574,327)
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt